Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Existing Categories Under IAS 39 Reclassified to New Standard

The standard eliminated the categories under IAS 39 and, thus, the Company reclassified those categories to comply with the new standard, as follows:

Classification
	IAS 39	IFRS 9
Financial assets
Cash and cash equivalents – Investments (1)	Loans and receivables	Fair value – profit or loss
Marketable securities – Cash investments (2)	Held to maturity	Amortized cost
Marketable securities – Cash investments (2)	Held for trading	Fair value – profit or loss
Customers and Traders; Concession holders (transmission service)	Loans and receivables	Amortized cost
Restricted cash	Loans and receivables	Amortized cost
Advances to suppliers	Loans and receivables	Amortized cost
Accounts receivable from the State of Minas Gerais	Loans and receivables	Amortized cost
Receivable from related parties	Loans and receivables	Amortized cost
Concession financial assets – CVA (Parcel ‘A’ Costs Variation Compensation) Account, and Other financial components, in tariff adjustments	Loans and receivables	Amortized cost
Reimbursement of tariff subsidy payments	Loans and receivables	Amortized cost
Low-income subsidy	Loans and receivables	Amortized cost
Escrow deposits	Loans and receivables	Amortized cost
Derivative financial instruments (swaps)	Fair value – profit or loss	Fair value – profit or loss
Concession financial assets – Distribution infrastructure	Held for trading	Fair value – profit or loss
Indemnities receivable – Transmission	Loans and receivables	Amortized cost
Generation indemnity receivable	Loans and receivables	Fair value – profit or loss
Concession grant fee – Generation concessions	Loans and receivables	Amortized cost
Other credits	Loans and receivables	Amortized cost

Financial liabilities
Loans, financings and debentures	Amortized cost	Amortized cost
Debt agreed with pension fund (Forluz)	Amortized cost	Amortized cost
Concession financial liabilities – CVA (Parcel ‘A’ Costs Variation Compensation) Account, and Other financial components, in tariff adjustments	Amortized cost	Amortized cost
Onerous concessions	Amortized cost	Amortized cost
Tax Amnesty Program (PRCT)	Amortized cost	Amortized cost
Suppliers	Amortized cost	Amortized cost
Advances from customers	Amortized cost	Amortized cost
Derivative financial instruments (swaps)	Fair value – profit or loss	Fair value – profit or loss
Derivative financial instruments – Put options	Fair value – profit or loss	Fair value – profit or loss

(1)	They are recognized at their nominal amounts, which are similar to fair value.
(2)	The Company holds ‘marketable securities’ with different classifications under a IFRS 9.

Summary of Impacts Arising from Initial Adoption IFRS 9 Recognised Directly to Equity

The impacts arising from the initial adoption of IFRS 9 on January 1, 2018 have been recognised directly to Equity, without impact on the Statement of Income, as follows:

Jan. 01, 2018
IFRS 9
Customers and traders; power transmission (a) (Note 8)	(150)
Adjustment arising from Light (b)	(83)
Deferred income and social contribution taxes (a) (Note 10c)	51

(182)

(a)	Expected losses on doubtful receivables from customers of distribution segment and deferred tax effects.
(b)	Refers to the effects of first time adoption of IFRS 9 by Light recognized directly to Equity as of January 1, 2018 based on modified retrospective method.

Summary of Impact of Adoption of IFRS 15 on Statement of Financial Position and Statement of Income

The table below summarizes the impacts of adoption of IFRS 15, net of taxes, on the Statement of financial position and the Statement of income as of and for the year ended December 31, 2018:

Consolidated statement of income	December 31, 2018 Amounts prepared under Previous IFRS	Adjustment IFRS 15	December 31, 2018 Amounts prepared under IFRS 15
CONTINUING OPERATIONS
NET REVENUE (1)	22,222	44	22,266
OPERATING COSTS	(17,677)	—	(17,677)
OPERATING EXPENSES (1)	(1,699)	(44)	(1,743)
Share of (loss) profit, net, of subsidiaries and joint ventures	(104)	—	(104)
Remeasurement of previously held equity interest in subsidiaries acquired	(119)	—	(119)
Adjustment for impairment of Investments	(127)	—	(127)
Finance income (expenses), net	(518)	—	(518)
Income tax and social contribution tax	(599)	—	(599)

Net income from continuing operations	1,379	—	1,379

Consolidated statement of financial position	December 31, 2018 Amounts prepared under Previous IFRS	Adjustment IFRS 15	December 31, 2018 Amounts prepared under IFRS 15
Current assets	27,796	—	27,796
Concession financial assets (2)	1,202	(131)	1,071
Concession contract assets (2)	—	131	131
Other current assets	26,594	—	26,594
Non-current assets	32,059	—	32,059
Concession financial assets (2)	5,925	(998)	4,927
Concession contract assets (2 and 3)	—	1,598	1,598
Intangible assets (3)	11,377	(600)	10,777
Other non-current assets	14,757	—	14,757

Total assets	59,855	—	59,855
Current liabilities	23,394	—	23,394
Non-current liabilities	20,522	—	20,522

Total liabilities	43,916	—	43,916

Shareholders’ equity	15,939	—	15,939

(1)

Adjustment related to reimbursements to customers, arising from penalties for violation of electricity supply quality indicators determined by the grantor, as reduction in Revenues for use of the distribution network (TUSD). Up to December, 31, 2017, these reimbursements were recognized as operational expenses.

(2)

Change in the classification of assets linked to transmission infrastructure. Considering the performance obligation, during the period of the concession, as comprising availability, operation and maintenance of the transmission lines, the assets linked to transmission infrastructure, which until 2017 were recognized as financial assets, began to be recognized as concession contract assets as from January 1, 2018. For more details see Note 16 – Concession contract assets.

(3)

Classification of the financial assets related to infrastructure of the concession during the period of construction to contract asset as defined under iFRS 15. Infrastructure under construction refers to assets in the distribution segment still in the process of construction, for which the performance obligation is satisfied over the time during which they are constructed. Until 2017, these assets were initially recorded in Intangible assets, and when they were ready for their intended use, the total balance was allocated to financial assets and intangible assets. As from January 1, 2018, these assets are classified as concession contract assets, and later splited between financial assets and intangible assets when they came into operation. For more details see Note 16 – Concession contract assets.

Summary of Impacts Arising from Initial Adoption IFRS 15 Recognised Directly to Equity

The impacts arising from the initial adoption of IFRS 15 on January 1, 2018 by Company’s equity investees have been recognised directly to Equity, without impact on the Statement of Income, as follows:

Jan. 01, 2018
IFRS 15	—
Adjustment arising from Taesa (a)	25

25

(a)	Refers to the effect of first time adoption of IFRS 15 by the equity investee Taesa recognized directly to Equity as of January 1, 2018 based on modified retrospective method.

Summary of Impact on Statement of Financial Position upon Adoption of IFRS 16	Impact on the statement of financial position is as follows:

January 1, 2019
Assets – Right of use	342
Liabilities – Obligations referring to operation leasing agreements	(342)